MFS Municipal High Income Fund (Prospectus Summary): | MFS Municipal High Income Fund
MFS ® Municipal High Income Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2011.

MFS ® Municipal High Income Fund

Effective immediately, the table under the sub-heading "Performance Table." in the sub-section entitled “Principal Investment Strategies” under the main heading “Summary of Key Information” is restated in its entirety as follows:

Average Annual Total Returns MFS Municipal High Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MFS Municipal High Income Fund B	B Shares Returns Before Taxes	(0.21%)	1.61%	3.96%
MFS Municipal High Income Fund C	C Shares Returns Before Taxes	2.53%	1.68%	3.57%
MFS Municipal High Income Fund I	I Shares Returns Before Taxes
MFS Municipal High Income Fund A	A Shares Returns Before Taxes	(0.41%)	1.70%	4.10%
MFS Municipal High Income Fund A After Taxes on Distributions	Returns After Taxes on Distributions A shares	(0.41%)	1.68%	4.08%
MFS Municipal High Income Fund A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares A shares	1.68%	2.22%	4.31%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%